Supplemental Cash Flow Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Supplemental Cash Flow Information (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		347,222
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.43
Warrant [Member]
Supplemental Cash Flow Information (Details) [Line Items]
Derivative Asset, Noncurrent		$ 99
Class of Warrant or Right, Shares issued	1,000,000
Class of Warrant or Right, Fair value	$ 232